Financial instruments risk, Expected Credit Loss for Trade Accounts Receivable (Details) - Trade Receivables [Member] - MXN ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Gross Carrying Value [Member]
Expected credit loss for trade accounts receivable [Abstract]
Financial assets	$ 152,036	$ 292,972
Expected Credit Losses During Life [Member]
Expected credit loss for trade accounts receivable [Abstract]
Financial assets	$ 21,218	$ 14,385
Current [Member]
Expected credit loss for trade accounts receivable [Abstract]
Expected credit loss rate	0.00%	0.00%
Current [Member] | Gross Carrying Value [Member]
Expected credit loss for trade accounts receivable [Abstract]
Financial assets	$ 77,030	$ 214,850
Current [Member] | Expected Credit Losses During Life [Member]
Expected credit loss for trade accounts receivable [Abstract]
Financial assets	$ 0	$ 0
More Than 30 Days [ Member]
Expected credit loss for trade accounts receivable [Abstract]
Expected credit loss rate	0.00%	0.00%
More Than 30 Days [ Member] | Gross Carrying Value [Member]
Expected credit loss for trade accounts receivable [Abstract]
Financial assets	$ 5,875	$ 18,398
More Than 30 Days [ Member] | Expected Credit Losses During Life [Member]
Expected credit loss for trade accounts receivable [Abstract]
Financial assets	$ 0	$ 0
More Than 60 Days [Member]
Expected credit loss for trade accounts receivable [Abstract]
Expected credit loss rate	0.00%	2.30%
More Than 60 Days [Member] | Gross Carrying Value [Member]
Expected credit loss for trade accounts receivable [Abstract]
Financial assets	$ 4,290	$ 7,976
More Than 60 Days [Member] | Expected Credit Losses During Life [Member]
Expected credit loss for trade accounts receivable [Abstract]
Financial assets	$ 0	$ 185
More Than 90 Days [Member]
Expected credit loss for trade accounts receivable [Abstract]
Expected credit loss rate	32.70%	27.40%
More Than 90 Days [Member] | Gross Carrying Value [Member]
Expected credit loss for trade accounts receivable [Abstract]
Financial assets	$ 64,841	$ 51,748
More Than 90 Days [Member] | Expected Credit Losses During Life [Member]
Expected credit loss for trade accounts receivable [Abstract]
Financial assets	$ 21,218	$ 14,200